Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest expense, related party			$ 0	$ 121
P G H L Receivable
Related Party Transaction [Line Items]
Interest free receivable	0		0		$ 2,069
Settlement through additional contribution			26,000
Topco Receivable
Related Party Transaction [Line Items]
Amounts owed from Topco	$ 3,966		$ 3,966		$ 4,408